Marketable Securities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Marketable Securities
Marketable Securities, Beginning	$ 372,972	$ 393,481
Fair value adjustment	(101,675)	(258,689)
Additions		253,394
Disposals		(15,214)
Marketable Securities, Ending	$ 271,297	$ 372,972